Financial risk management - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Contractual undiscounted payments
Lease liabilities	$ 32,721	$ 11,187
Accounts payable	18,758	6,885
Salaries and wages	9,530	10,185
Royalties	5,043	2,321
Accrued expenses	8,021	6,925
Less than 1 year
Contractual undiscounted payments
Lease liabilities	4,145	2,161
Accounts payable	18,758	6,885
Salaries and wages	9,530	10,185
Royalties	5,043	2,321
Accrued expenses	8,021	6,925
1 to 3 years
Contractual undiscounted payments
Lease liabilities	11,285	3,390
3 to 5 years
Contractual undiscounted payments
Lease liabilities	8,077	2,866
More than 5 years
Contractual undiscounted payments
Lease liabilities	$ 9,214	$ 2,770